Concentrations of Risk (Details)	6 Months Ended
	Dec. 31, 2019 USD ($) Customer Vendor	Dec. 31, 2018 Customer Vendor
Concentrations of risk (Textual)
Insurance coverage of each bank | $	$ 250,000
Accounts Payable Member
Concentrations of risk (Textual)
Concentration of credit risk, description	No vendor accounted for more than 10% of the total balance of accounts payable.	No vendor accounted for more than 10% of the total balance of accounts payable.
Total Revenue [Member] | One customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer	2	4
Concentration of credit risk, percentage	19.60%	25.60%
Total Revenue [Member] | Two customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer	2	4
Concentration of credit risk, percentage	14.80%	16.90%
Total Revenue [Member] | Four customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer		4
Concentration of credit risk, percentage		10.90%
Total Revenue [Member] | Three customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer		4
Concentration of credit risk, percentage		16.10%
Accounts Receivable [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description	No customer accounted for more than 10% of the total balance of accounts receivable.	No customer accounted for more than 10% of the total balance of accounts receivable.
Total Purchase [Member] | One vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Vendor	1	3
Concentration of credit risk, percentage	14.00%	14.10%
Total Purchase [Member] | Two vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Vendor		3
Concentration of credit risk, percentage		10.40%
Total Purchase [Member] | Three vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Vendor		3
Concentration of credit risk, percentage		10.00%
PRC [Member]
Concentrations of risk (Textual)
Deposited from banks | $	$ 23,000
Insurance coverage of each bank | $	72,000
RMB [Member] | PRC [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank | $	$ 500,000